John Hancock Funds III

Disciplined Value Fund

Supplement dated August 1, 2020 to the current Summary Prospectus (the Summary Prospectus)

Effective after the close of business on August 31, 2020, Class R1 and R3 will be closed to new investors. Plans already offering or in the process of offering these share classes prior to August 31, 2020, may continue to offer these investment options to new participants.

You should read this supplement in conjunction with the Summary Prospectus and retain it for your future reference.